Description of Plan (Details) - Community Trust Bancorp, Inc. Employee Stock Ownership Plan [Member]	12 Months Ended
	Dec. 31, 2025 USD ($) Age Hours	Dec. 31, 2024 USD ($)
Description of Plan [Abstract]
Plan document description	true
Minimum age to be eligible to participate in the Plan (in Age) | Age	21
Minimum completed consecutive period of employment to be eligible to participate in the Plan	12 months
Minimum hours required per year to be eligible to participate in Plan. (in Hours) | Hours	1,000
Contribution percentage	4.00%	4.00%
Minimum age required to allocate a portion of Plan balance to other investments (in Age) | Age	55
Minimum service period required to allocate a portion of Plan balance to other investments	10 years
Maximum period to allocate a portion of plan balance to other investments after close of plan year	90 days
Consecutive periods to allocate a portion of plan balance to other investments	6 years
Vesting percentage in normal retirement, death or total disability	100.00%
Normal retirement age (in Age) | Age	65
Minimum hours required for full vested benefit payment upon termination (in Hours) | Hours	1,000
Employee Benefit Plan Employer Contribution Vesting Period	3 years
Distribution of funds equal annual installments period	5 years
Minimum amount of vested interest where distribution period may be extended	$ 1,415,000
Extension period when vested interest amount is exceeded	1 year
Incremental amount of vested interest where distribution period may be extended	$ 280,000
Forfeited nonvested accounts	650	$ 3,141
Forfeitures of terminated nonvested account balances allocated to remaining participant	$ 0	$ 32,984
Maximum [Member]
Description of Plan [Abstract]
Extension period when vested interest amount is exceeded	5 years